Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	OTHER ASSETS

(in millions)	2020	2019
Supplemental Executive Retirement Plan ("SERP")	$155	$145
Renewable Energy Credits (Note 8)	106	99
Equity investment - Belize Electricity	80	71
Employee future benefits (Note 25)	66	63
Other investments	66	43
Operating leases (Note 15)	40	46
Deferred compensation plan	36	30
Equity Investment - Wataynikaneyap Partnership	12	12
Other (1)	109	111
	$670	$620
(1)    Includes the fair value of derivatives (Note 27)

ITC, UNS Energy and Central Hudson provide additional post-employment benefits through SERPs and deferred compensation plans for directors and officers. The assets held to support these plans are reported separately from the related liabilities (Note 16). Most plan assets are held in trust and funded mainly through trust-owned life insurance policies and mutual funds. Assets in mutual and money market funds are recorded at fair value on a recurring basis (Note 27).